Eaton Vance

Short Duration Strategic Income Fund

July 31, 2021 (Unaudited)

Eaton Vance Short Duration Strategic Income Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, currently pursues its investment objective by investing substantially all of its investable assets in interests in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates and in shares of Eaton Vance Emerging Markets Debt Opportunities Fund (the Affiliated Investment Fund). The Fund owns a pro-rata interest in the net assets of each Portfolio in which it invests. At July 31, 2021, the Fund owned 6.9% of Emerging Markets Local Income Portfolio’s outstanding interests, 13.9% of Global Macro Absolute Return Advantage Portfolio’s outstanding interests, 98.3% of Global Opportunities Portfolio’s outstanding interests and 4.7% of Senior Debt Portfolio’s outstanding interests. The Fund’s Portfolio of Investments at July 31, 2021 is set forth below.

PORTFOLIO OF INVESTMENTS (Unaudited)

Investments in Affiliated Portfolios

Description		Value	% of Net Assets
Emerging Markets Local Income Portfolio (identified cost, $127,593,577)		$125,159,951	4.5%

Global Macro Absolute Return Advantage Portfolio (identified cost, $409,775,730)		417,654,112	15.1

Global Opportunities Portfolio (identified cost, $1,826,287,127)		1,750,409,651	63.3

Senior Debt Portfolio (identified cost, $353,454,158)		362,569,867	13.1

Total Investments in Affiliated Portfolios (identified cost $2,717,110,592)		$2,655,793,581	96.0%

Investments in Affiliated Investment Funds

Security	Shares	Value	% of Net Assets
Fixed Income Funds
Eaton Vance Emerging Markets Debt Opportunities Fund, Class R6	12,228,526	$108,222,458	3.9%

Total Investments in Affiliated Investment Funds (identified cost $113,704,341)		$108,222,458	3.9%

Total Investments (identified cost $2,830,814,933)		$2,764,016,039	99.9%

Other Assets, Less Liabilities		$1,992,711	0.1%

Net Assets		$2,766,008,750	100.0%

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At July 31, 2021, the value of the Fund’s investment in affiliated funds was $108,222,458 which represents 3.9% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended July 31, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales Proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period

Eaton Vance Emerging Markets Debt Opportunities Fund, Class R6	$56,465,297	$52,030,148	$—	$—	$(272,987)	$108,222,458	$4,783,369	12,228,526

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments in securities and investments in the Portfolios, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Investments in Affiliated Portfolios	$2,655,793,581	$—	$—	$2,655,793,581
Investments in Affiliated Investment Funds	108,222,458	—	—	108,222,458
Total Investments	$2,764,016,039	$—	$—	$2,764,016,039

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

The Global Opportunities Portfolio’s Portfolio of Investments is set forth below. A copy of each of the other Portfolio’s and Affiliated Investment Fund’s Part F to Form N-PORT (containing a Portfolio of Investments) at July 31, 2021 is available by calling Eaton Vance at 1-800-262-1122 or in EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

3

Global Opportunities Portfolio

July 31, 2021

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Asset-Backed Securities — 10.0%

Security	Principal Amount	Value
Alinea CLO, Ltd., Series 2018-1A, Class E, 6.134%, (3 mo. USD LIBOR + 6.00%), 7/20/31(1)(2)	$2,000,000	$1,976,906
Allegany Park CLO, Ltd., Series 2019-1A, Class D, 3.834%, (3 mo. USD LIBOR + 3.70%), 1/20/33(1)(2)	1,700,000	1,709,348
AMMC CLO 15, Ltd., Series 2014-15A, Class ERR, 7.036%, (3 mo. USD LIBOR + 6.91%), 1/15/32(1)(2)	3,000,000	2,957,628
AMMC CLO XII, Ltd., Series 2013-12A, Class ER, 6.342%, (3 mo. USD LIBOR + 6.18%), 11/10/30(1)(2)	2,000,000	1,875,238
Arch Street CLO, Ltd., Series 2016-2A, Class AR2, 1.134%, (3 mo. USD LIBOR + 1.00%), 10/20/28(1)(2)	8,125,278	8,125,270
Ares XXXIIR CLO, Ltd., Series 2014-32RA, Class D, 6.006%, (3 mo. USD LIBOR + 5.85%), 5/15/30(1)(2)	4,000,000	3,926,784
Ares XXXVR CLO, Ltd., Series 2015-35RA, Class E, 5.826%, (3 mo. USD LIBOR + 5.70%), 7/15/30(1)(2)	3,000,000	2,929,137
Bain Capital Credit CLO, Ltd., Series 2018-1A, Class E, 5.488%, (3 mo. USD LIBOR + 5.35%), 4/23/31(1)(2)	3,500,000	3,283,843
Barings CLO, Ltd., Series 2018-1A, Class D, 5.626%, (3 mo. USD LIBOR + 5.50%), 4/15/31(1)(2)	5,000,000	4,791,775
Benefit Street Partners CLO V-B, Ltd., Series 2018-5BA, Class D, 6.084%, (3 mo. USD LIBOR + 5.95%), 4/20/31(1)(2)	3,000,000	2,819,721
Benefit Street Partners CLO VIII, Ltd., Series 2015-8A, Class DR, 5.734%, (3 mo. USD LIBOR + 5.60%), 1/20/31(1)(2)	5,000,000	4,623,755
Benefit Street Partners CLO XIV, Ltd., Series 2018-14A, Class E, 5.484%, (3 mo. USD LIBOR + 5.35%), 4/20/31(1)(2)	3,000,000	2,835,930
Benefit Street Partners CLO XVI, Ltd.:
Series 2018-16A, Class DR, 3.134%, (3 mo. USD LIBOR + 3.00%), 1/17/32(1)(2)	2,000,000	2,002,334
Series 2018-16A, Class E, 6.834%, (3 mo. USD LIBOR + 6.70%), 1/17/32(1)(2)	2,000,000	1,993,886
Benefit Street Partners CLO XVII, Ltd.:
Series 2019-17A, Class DR, (3 mo. USD LIBOR + 3.35%), 7/15/32(1)(3)	1,500,000	1,501,557
Series 2019-17A, Class ER, (3 mo. USD LIBOR + 6.35%), 7/15/32(1)(3)	750,000	750,617
Betony CLO 2, Ltd., Series 2018-1A, Class D, 5.779%, (3 mo. USD LIBOR + 5.65%), 4/30/31(1)(2)	3,000,000	2,848,779
BlueMountain CLO, Ltd.:
Series 2015-3A, Class DR, 5.534%, (3 mo. USD LIBOR + 5.40%), 4/20/31(1)(2)	2,000,000	1,828,872
Series 2016-3A, Class ER, 6.106%, (3 mo. USD LIBOR + 5.95%), 11/15/30(1)(2)	1,000,000	939,745
Series 2018-1A, Class E, 6.079%, (3 mo. USD LIBOR + 5.95%), 7/30/30(1)(2)	750,000	699,415
Canyon Capital CLO, Ltd.:
Series 2016-1A, Class ER, 5.876%, (3 mo. USD LIBOR + 5.75%), 7/15/31(1)(2)	4,000,000	3,844,728
Series 2016-2A, Class ER, 6.126%, (3 mo. USD LIBOR + 6.00%), 10/15/31(1)(2)	1,000,000	949,967
Series 2017-1A, Class E, 6.376%, (3 mo. USD LIBOR + 6.25%), 7/15/30(1)(2)	1,000,000	982,156
Series 2018-1A, Class E, 5.876%, (3 mo. USD LIBOR + 5.75%), 7/15/31(1)(2)	2,000,000	1,927,252
Carlyle Global Market Strategies CLO, Ltd.:
Series 2012-3A, Class DR2, 6.633%, (3 mo. USD LIBOR + 6.50%), 1/14/32(1)(2)	1,000,000	945,785
Series 2014-3RA, Class D, 5.529%, (3 mo. USD LIBOR + 5.40%), 7/27/31(1)(2)	2,000,000	1,887,378
Series 2014-4RA, Class D, 5.776%, (3 mo. USD LIBOR + 5.65%), 7/15/30(1)(2)	3,000,000	2,712,858

Security	Principal Amount	Value
Series 2015-5A, Class DR, 6.834%, (3 mo. USD LIBOR + 6.70%), 1/20/32(1)(2)	$3,500,000	$3,331,699
Series C17A, Class DR, 6.129%, (3 mo. USD LIBOR + 6.00%), 4/30/31(1)(2)	3,000,000	2,864,640
CarVal CLO IV, Ltd., Series 2021-1A, Class E, 6.738%, (3 mo. USD LIBOR + 6.60%), 7/20/34(1)(2)	1,000,000	992,225
CIFC Funding 2017-III, Ltd., Series 2017-3A, Class A1, 1.354%, (3 mo. USD LIBOR + 1.22%), 7/20/30(1)(2)	1,125,000	1,126,167
Crown City CLO III, Series 2021-1A, Class C, 3.424%, (3 mo. USD LIBOR + 3.30%), 7/20/34(1)(2)	1,000,000	1,000,894
Dryden CLO, Ltd., Series 2018-55A, Class E, 5.526%, (3 mo. USD LIBOR + 5.40%), 4/15/31(1)(2)	1,000,000	973,912
Dryden Senior Loan Fund, Series 2016-42A, Class ER, 5.676%, (3 mo. USD LIBOR + 5.55%), 7/15/30(1)(2)	2,000,000	1,936,730
Galaxy XXI CLO, Ltd.:
Series 2015-21A, Class DR, 2.784%, (3 mo. USD LIBOR + 2.65%), 4/20/31(1)(2)	5,000,000	4,932,705
Series 2015-21A, Class ER, 5.384%, (3 mo. USD LIBOR + 5.25%), 4/20/31(1)(2)	4,000,000	3,813,832
Galaxy XXV CLO, Ltd., Series 2018-25A, Class E, 6.075%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	2,000,000	1,965,212
Golub Capital Partners CLO 22B, Ltd., Series 2015-22A, Class ER, 6.134%, (3 mo. USD LIBOR + 6.00%), 1/20/31(1)(2)	3,000,000	2,851,446
Golub Capital Partners CLO 37B, Ltd., Series 2018-37A, Class E, 5.884%, (3 mo. USD LIBOR + 5.75%), 7/20/30(1)(2)	3,000,000	2,745,156
Golub Capital Partners CLO 53B, Ltd.:
Series 2021-53A, Class D, 3.18%, (3 mo. USD LIBOR + 3.05%), 7/20/34(1)(2)	2,000,000	1,999,874
Series 2021-53A, Class E, 6.83%, (3 mo. USD LIBOR + 6.70%), 7/20/34(1)(2)	1,000,000	999,715
Golub Capital Partners CLO, Ltd., Series 2020-48A, Class D, 3.934%, (3 mo. USD LIBOR + 3.80%), 4/17/33(1)(2)	3,000,000	3,003,825
Harriman Park CLO, Ltd., Series 2020-1A, Class ER, 6.534%, (3 mo. USD LIBOR + 6.40%), 4/20/34(1)(2)	1,000,000	999,965
Highbridge Loan Management, Ltd., Series 3A-2014, Class DR, 6.634%, (3 mo. USD LIBOR + 6.50%), 7/18/29(1)(2)	2,750,000	2,662,286
ICG US CLO, Ltd., Series 2018-2A, Class E, 5.888%, (3 mo. USD LIBOR + 5.75%), 7/22/31(1)(2)	1,000,000	923,882
LCM XXV, Ltd., Series 25A, Class A, 1.344%, (3 mo. USD LIBOR + 1.21%), 7/20/30(1)(2)	3,828,000	3,828,976
Madison Park Funding XVII, Ltd.:
Series 2015-17A, Class DR, 3.734%, (3 mo. USD LIBOR + 3.60%), 7/21/30(1)(2)	3,500,000	3,506,051
Series 2015-17A, Class ER, 6.634%, (3 mo. USD LIBOR + 6.50%), 7/21/30(1)(2)	2,500,000	2,491,050
Mountain View CLO, LLC, Series 2017-2A, Class AR, (3 mo. USD LIBOR + 1.04%), 1/16/31(1)(3)	7,000,000	7,000,000
Neuberger Berman CLO XXII, Ltd., Series 2016-22A, Class ER, 6.194%, (3 mo. USD LIBOR + 6.06%), 10/17/30(1)(2)	2,000,000	1,988,368
Neuberger Berman Loan Advisers CLO 30, Ltd., Series 2018-30A, Class ER, 6.334%, (3 mo. USD LIBOR + 6.20%), 1/20/31(1)(2)	2,000,000	1,999,934
NRZ Excess Spread-Collateralized Notes, Series 2021-FNT1, Class A, 2.981%, 3/25/26(1)	1,354,387	1,355,765
Palmer Square CLO, Ltd.:
Series 2013-2A, Class DRR, 5.984%, (3 mo. USD LIBOR + 5.85%), 10/17/31(1)(2)	1,500,000	1,477,664
Series 2015-1A, Class DR4, 6.625%, (3 mo. USD LIBOR + 6.50%), 5/21/34(1)(2)	2,000,000	1,997,806
Series 2018-1A, Class D, 5.284%, (3 mo. USD LIBOR + 5.15%), 4/18/31(1)(2)	4,000,000	3,878,532
Series 2018-2A, Class D, 5.726%, (3 mo. USD LIBOR + 5.60%), 7/16/31(1)(2)	2,500,000	2,458,558
Series 2021-2A, Class E, 6.456%, (3 mo. USD LIBOR + 6.35%), 7/15/34(1)(2)	1,000,000	999,841
Pnmac Gmsr Issuer Trust:
Series 2018-GT1, Class A, 2.939%, (1 mo. USD LIBOR + 2.85%), 2/25/23(1)(2)	5,000,000	5,028,790
Series 2018-GT2, Class A, 2.739%, (1 mo. USD LIBOR + 2.65%), 8/25/25(1)(2)	4,272,000	4,270,999
Regatta IX Funding, Ltd., Series 2017-1A, Class E, 6.134%, (3 mo. USD LIBOR + 6.00%), 4/17/30(1)(2)	3,000,000	2,984,460

Security	Principal Amount	Value
Regatta XIII Funding, Ltd., Series 2018-2A, Class D, 6.076%, (3 mo. USD LIBOR + 5.95%), 7/15/31(1)(2)	$3,000,000	$2,876,721
Upland CLO, Ltd., Series 2016-1A, Class DR, 6.034%, (3 mo. USD LIBOR + 5.90%), 4/20/31(1)(2)	2,000,000	1,924,710
Vibrant CLO IX, Ltd., Series 2018-9A, Class D, 6.384%, (3 mo. USD LIBOR + 6.25%), 7/20/31(1)(2)	2,000,000	1,828,876
Voya CLO, Ltd.:
Series 2013-1A, Class DR, 6.606%, (3 mo. USD LIBOR + 6.48%), 10/15/30(1)(2)	5,000,000	4,670,615
Series 2014-1A, Class DR2, 6.134%, (3 mo. USD LIBOR + 6.00%), 4/18/31(1)(2)	2,000,000	1,847,314
Series 2015-3A, Class DR, 6.334%, (3 mo. USD LIBOR + 6.20%), 10/20/31(1)(2)	2,000,000	1,796,966
Series 2017-4A, Class A1, 1.256%, (3 mo. USD LIBOR + 1.13%), 10/15/30(1)(2)	5,087,000	5,092,407
Series 2018-2A, Class E, 5.376%, (3 mo. USD LIBOR + 5.25%), 7/15/31(1)(2)	1,000,000	955,741
Wellfleet CLO, Ltd.:
Series 2016-2A, Class A1R, 1.274%, (3 mo. USD LIBOR + 1.14%), 10/20/28(1)(2)	4,323,696	4,330,277
Series 2021-2A, Class E, (3 mo. USD LIBOR + 6.96%), 7/15/34(1)(3)	1,000,000	980,000

Total Asset-Backed Securities (identified cost $182,767,638)		$178,365,250

Closed-End Funds — 0.7%

Security	Shares	Value
BlackRock Multi-Sector Income Trust	156,650	$2,898,025
Nuveen Global High Income Fund	83,400	1,340,238
PGIM Global High Yield Fund, Inc.	430,326	6,708,783
Western Asset High Income Opportunity Fund, Inc.	383,997	2,012,144

Total Closed-End Funds (identified cost $10,948,484)		$12,959,190

Collateralized Mortgage Obligations — 6.8%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 2182, Class ZC, 7.50%, 9/15/29	$76,894	$87,830
Series 4273, Class SP, 11.733%, (12.00% - 1 mo. USD LIBOR x 2.67), 11/15/43(4)	516,145	770,840
Series 4637, Class CU, 3.00%, 8/15/44	1,358,431	1,368,341
Series 5071, Class SP, 3.274%, (3.30% - 30-day average SOFR), 2/25/51(4)	4,776,170	4,856,895
Series 5083, Class SK, 3.832%, (3.867% - 30-day average SOFR x 1.33), 3/25/51(4)	4,805,126	4,856,077
Series 5144, Class Z, 2.50%, 9/25/51(3)	10,000,000	9,972,210
Interest Only:(5)
Series 2631, Class DS, 7.007%, (7.10% - 1 mo. USD LIBOR), 6/15/33(4)	1,183,636	165,385
Series 2953, Class LS, 6.607%, (6.70% - 1 mo. USD LIBOR), 12/15/34(4)	527,867	21,436
Series 2956, Class SL, 6.907%, (7.00% - 1 mo. USD LIBOR), 6/15/32(4)	759,081	168,424
Series 3114, Class TS, 6.557%, (6.65% - 1 mo. USD LIBOR), 9/15/30(4)	2,338,603	325,858
Series 3153, Class JI, 6.527%, (6.62% - 1 mo. USD LIBOR), 5/15/36(4)	1,862,686	371,335
Series 4007, Class JI, 4.00%, 2/15/42	926,405	105,423
Series 4050, Class IB, 3.50%, 5/15/41	1,428,404	12,404

Security	Principal Amount	Value
Series 4067, Class JI, 3.50%, 6/15/27	$3,827,886	$309,712
Series 4070, Class S, 6.007%, (6.10% - 1 mo. USD LIBOR), 6/15/32(4)	7,808,698	1,455,913
Series 4095, Class HS, 6.007%, (6.10% - 1 mo. USD LIBOR), 7/15/32(4)	2,110,012	313,319
Series 4109, Class ES, 6.057%, (6.15% - 1 mo. USD LIBOR), 12/15/41(4)	82,796	20,438
Series 4109, Class SA, 6.107%, (6.20% - 1 mo. USD LIBOR), 9/15/32(4)	3,321,099	620,685
Series 4149, Class S, 6.157%, (6.25% - 1 mo. USD LIBOR), 1/15/33(4)	2,423,855	471,371
Series 4163, Class GS, 6.107%, (6.20% - 1 mo. USD LIBOR), 11/15/32(4)	2,129,194	414,777
Series 4169, Class AS, 6.157%, (6.25% - 1 mo. USD LIBOR), 2/15/33(4)	3,244,166	563,890
Series 4180, Class GI, 3.50%, 8/15/26	1,239,437	36,486
Series 4188, Class AI, 3.50%, 4/15/28	3,255,912	213,262
Series 4189, Class SQ, 6.057%, (6.15% - 1 mo. USD LIBOR), 12/15/42(4)	752,672	101,168
Series 4203, Class QS, 6.157%, (6.25% - 1 mo. USD LIBOR), 5/15/43(4)	2,028,926	323,162
Series 4323, Class CI, 4.00%, 3/15/40	665,480	3,013
Series 4332, Class IK, 4.00%, 4/15/44	864,940	101,224
Series 4332, Class KI, 4.00%, 9/15/43	383,503	7,236
Series 4343, Class PI, 4.00%, 5/15/44	2,294,359	254,101
Series 4370, Class IO, 3.50%, 9/15/41	861,823	36,682
Series 4381, Class SK, 6.057%, (6.15% - 1 mo. USD LIBOR), 6/15/44(4)	2,282,718	308,493
Series 4388, Class MS, 6.007%, (6.10% - 1 mo. USD LIBOR), 9/15/44(4)	2,436,422	381,397
Series 4408, Class IP, 3.50%, 4/15/44	3,305,888	278,013
Series 4452, Class SP, 6.107%, (6.20% - 1 mo. USD LIBOR), 10/15/43(4)	801,823	9,816
Series 4497, Class CS, 6.107%, (6.20% - 1 mo. USD LIBOR), 9/15/44(4)	3,579,950	270,729
Series 4507, Class MI, 3.50%, 8/15/44	2,567,490	93,968
Series 4507, Class SJ, 6.087%, (6.18% - 1 mo. USD LIBOR), 9/15/45(4)	5,832,321	1,143,046
Series 4520, Class PI, 4.00%, 8/15/45	15,821,065	1,354,044
Series 4526, Class PI, 3.50%, 1/15/42	881,359	10,858
Series 4528, Class BS, 6.057%, (6.15% - 1 mo. USD LIBOR), 7/15/45(4)	3,151,594	390,394
Series 4629, Class QI, 3.50%, 11/15/46	3,849,140	359,690
Series 4637, Class IP, 3.50%, 4/15/44	1,058,230	37,788
Series 4644, Class TI, 3.50%, 1/15/45	3,345,234	220,236
Series 4653, Class PI, 3.50%, 7/15/44	510,595	2,488
Series 4667, Class PI, 3.50%, 5/15/42	4,705,861	93,186
Series 4672, Class LI, 3.50%, 1/15/43	2,250,601	48,526
Series 4744, Class IO, 4.00%, 11/15/47	3,064,890	359,342
Series 4749, Class IL, 4.00%, 12/15/47	2,403,339	282,208
Series 4767, Class IM, 4.00%, 5/15/45	2,072,532	33,887
Series 4768, Class IO, 4.00%, 3/15/48	2,988,318	348,840
Series 5051, Class S, 3.55%, (3.60% - 30-day average SOFR), 12/25/50(4)	22,815,565	2,322,636
Principal Only:(6)
Series 4417, Class KO, 0.00%, 12/15/43	812,933	656,554
Series 4478, Class PO, 0.00%, 5/15/45	1,396,242	1,263,463

		$38,598,499

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2020-DNA4, Class M2, 3.839%, (1 mo. USD LIBOR + 3.75%), 8/25/50(1)(2)	$4,150,757	$4,201,912
Series 2020-HQA4, Class M2, 3.239%, (1 mo. USD LIBOR + 3.15%), 9/25/50(1)(2)	8,075,343	8,140,415

		$12,342,327

Security	Principal Amount	Value
Federal National Mortgage Association:
Series G94-7, Class PJ, 7.50%, 5/17/24	$81,803	$86,746
Series 1994-42, Class K, 6.50%, 4/25/24	59,425	63,136
Series 2009-62, Class WA, 5.577%, 8/25/39(7)	1,089,816	1,209,575
Series 2013-6, Class TA, 1.50%, 1/25/43	1,002,200	1,010,164
Series 2021-15, Class HZ, 3.00%, 4/25/51	979,260	980,424
Series 2021-61, Class Z, 2.50%, 9/25/51(3)	10,000,000	9,984,670
Interest Only:(5)
Series 2004-46, Class SI, 5.911%, (6.00% - 1 mo. USD LIBOR), 5/25/34(4)	2,000,964	308,400
Series 2005-17, Class SA, 6.611%, (6.70% - 1 mo. USD LIBOR), 3/25/35(4)	1,532,360	338,047
Series 2005-71, Class SA, 6.661%, (6.75% - 1 mo. USD LIBOR), 8/25/25(4)	499,456	30,822
Series 2005-105, Class S, 6.611%, (6.70% - 1 mo. USD LIBOR), 12/25/35(4)	1,249,790	280,147
Series 2006-44, Class IS, 6.511%, (6.60% - 1 mo. USD LIBOR), 6/25/36(4)	1,070,466	238,706
Series 2006-65, Class PS, 7.131%, (7.22% - 1 mo. USD LIBOR), 7/25/36(4)	1,061,413	262,028
Series 2006-96, Class SN, 7.111%, (7.20% - 1 mo. USD LIBOR), 10/25/36(4)	1,314,146	267,513
Series 2006-104, Class SD, 6.551%, (6.64% - 1 mo. USD LIBOR), 11/25/36(4)	1,102,302	225,600
Series 2006-104, Class SE, 6.541%, (6.63% - 1 mo. USD LIBOR), 11/25/36(4)	734,868	150,145
Series 2007-50, Class LS, 6.361%, (6.45% - 1 mo. USD LIBOR), 6/25/37(4)	1,569,110	300,055
Series 2008-26, Class SA, 6.111%, (6.20% - 1 mo. USD LIBOR), 4/25/38(4)	1,965,893	422,264
Series 2008-61, Class S, 6.011%, (6.10% - 1 mo. USD LIBOR), 7/25/38(4)	3,398,109	609,269
Series 2010-135, Class SD, 5.911%, (6.00% - 1 mo. USD LIBOR), 6/25/39(4)	539,296	9,287
Series 2011-101, Class IC, 3.50%, 10/25/26	1,870,420	104,766
Series 2011-101, Class IE, 3.50%, 10/25/26	1,363,769	72,707
Series 2011-104, Class IM, 3.50%, 10/25/26	2,482,813	150,912
Series 2012-52, Class DI, 3.50%, 5/25/27	4,223,311	319,647
Series 2012-94, Class KS, 6.561%, (6.65% - 1 mo. USD LIBOR), 5/25/38(4)	2,893,925	101,211
Series 2012-94, Class SL, 6.611%, (6.70% - 1 mo. USD LIBOR), 5/25/38(4)	2,170,444	76,468
Series 2012-97, Class PS, 6.061%, (6.15% - 1 mo. USD LIBOR), 3/25/41(4)	1,493,731	30,665
Series 2012-112, Class SB, 6.061%, (6.15% - 1 mo. USD LIBOR), 9/25/40(4)	903,262	12,321
Series 2012-124, Class IO, 1.427%, 11/25/42(7)	4,905,868	265,887
Series 2012-139, Class LS, 6.05%, (6.15% - 1 mo. USD LIBOR), 12/25/42(4)	3,956,548	892,719
Series 2012-147, Class SA, 6.011%, (6.10% - 1 mo. USD LIBOR), 1/25/43(4)	4,960,776	1,027,130
Series 2012-150, Class PS, 6.061%, (6.15% - 1 mo. USD LIBOR), 1/25/43(4)	4,826,479	780,434
Series 2012-150, Class SK, 6.061%, (6.15% - 1 mo. USD LIBOR), 1/25/43(4)	7,481,042	1,227,552
Series 2013-11, Class IO, 4.00%, 1/25/43	14,394,384	2,038,133
Series 2013-12, Class SP, 5.561%, (5.65% - 1 mo. USD LIBOR), 11/25/41(4)	1,028,916	81,567
Series 2013-15, Class DS, 6.111%, (6.20% - 1 mo. USD LIBOR), 3/25/33(4)	5,691,339	986,596
Series 2013-23, Class CS, 6.161%, (6.25% - 1 mo. USD LIBOR), 3/25/33(4)	3,013,938	527,093
Series 2013-54, Class HS, 6.211%, (6.30% - 1 mo. USD LIBOR), 10/25/41(4)	2,008,198	91,466
Series 2013-64, Class PS, 6.161%, (6.25% - 1 mo. USD LIBOR), 4/25/43(4)	2,999,173	447,874
Series 2013-66, Class JI, 3.00%, 7/25/43	5,274,244	808,748
Series 2013-75, Class SC, 6.161%, (6.25% - 1 mo. USD LIBOR), 7/25/42(4)	5,454,898	481,955
Series 2014-29, Class IG, 3.50%, 6/25/43	456,209	5,165
Series 2014-32, Class EI, 4.00%, 6/25/44	1,291,884	148,332
Series 2014-41, Class SA, 5.961%, (6.05% - 1 mo. USD LIBOR), 7/25/44(4)	2,171,169	354,968
Series 2014-43, Class PS, 6.011%, (6.10% - 1 mo. USD LIBOR), 3/25/42(4)	2,278,622	275,420

Security	Principal Amount	Value
Series 2014-55, Class IN, 3.50%, 7/25/44	$3,376,041	$525,027
Series 2014-64, Class BI, 3.50%, 3/25/44	903,975	39,764
Series 2014-67, Class IH, 4.00%, 10/25/44	2,105,069	306,675
Series 2014-80, Class CI, 3.50%, 12/25/44	2,149,676	301,263
Series 2014-89, Class IO, 3.50%, 1/25/45	3,197,506	401,215
Series 2015-6, Class IM, 1.00%, (5.33% - 1 mo. USD LIBOR x 1.33, Cap 1.00%), 6/25/43(4)	4,046,696	105,417
Series 2015-14, Class KI, 3.00%, 3/25/45	4,629,560	602,421
Series 2015-17, Class SA, 6.111%, (6.20% - 1 mo. USD LIBOR), 11/25/43(4)	1,095,574	19,074
Series 2015-22, Class GI, 3.50%, 4/25/45	1,517,690	192,701
Series 2015-31, Class SG, 6.011%, (6.10% - 1 mo. USD LIBOR), 5/25/45(4)	4,130,511	925,905
Series 2015-36, Class IL, 3.00%, 6/25/45	2,404,445	292,268
Series 2015-52, Class MI, 3.50%, 7/25/45	5,811,604	817,445
Series 2015-93, Class BS, 6.061%, (6.15% - 1 mo. USD LIBOR), 8/25/45(4)	2,544,852	254,912
Series 2017-46, Class NI, 3.00%, 8/25/42	1,269,928	7,923
Series 2018-21, Class IO, 3.00%, 4/25/48	6,939,075	611,428

		$33,490,172

Government National Mortgage Association:
Series 2021-57, Class LZ, 3.00%, 3/20/51	$3,551,342	$3,549,709
Interest Only:(5)
Series 2014-68, Class KI, 1.494%, 10/20/42(7)	4,070,006	170,467
Series 2017-104, Class SD, 6.116%, (6.20% - 1 mo. USD LIBOR), 7/20/47(4)	7,430,313	1,193,642
Series 2017-121, Class DS, 4.416%, (4.50% - 1 mo. USD LIBOR), 8/20/47(4)	5,500,522	623,545
Series 2017-137, Class AS, 4.416%, (4.50% - 1 mo. USD LIBOR), 9/20/47(4)	7,705,567	851,684
Series 2020-146, Class IQ, 2.00%, 10/20/50	23,876,059	2,238,091
Series 2020-151, Class HI, 2.50%, 10/20/50	2,083,671	147,164
Series 2020-154, Class PI, 2.50%, 10/20/50	19,201,205	1,172,612
Series 2020-167, Class KI, 2.00%, 11/20/50	38,514,038	3,502,459
Series 2020-176, Class HI, 2.50%, 11/20/50	52,903,954	3,359,798
Series 2020-191, Class AI, 2.00%, 12/20/50	36,442,232	2,996,470
Series 2021-46, Class IM, 2.50%, 3/20/51	4,685,588	314,418
Series 2021-56, Class SE, 2.04%, (2.30% - 30-day average SOFR), 10/20/50(4)	9,424,456	357,861
Series 2021-67, Class SA, 2.251%, (2.30% - 30-day average SOFR), 10/20/50(4)	63,177,193	2,783,366
Series 2021-77, Class SB, 3.666%, (3.75% - 1 mo. USD LIBOR), 5/20/51(4)	14,841,917	1,972,969
Series 2021-97, Class IG, 2.50%, 8/20/49	49,836,253	4,631,447
Series 2021-125, Class SA, 3.661%, (3.75% - 1 mo. USD LIBOR), 7/20/51(4)	20,000,000	1,750,320

		$31,616,022

NewRez Warehouse Securitization Trust, Series 2021-1, Class E, 3.339%, (1 mo. USD LIBOR + 3.25%), 5/25/55(1)(2)	$3,300,000	$3,324,745
Provident Funding Mortgage Warehouse Securitization Trust, Series 2021-1, Class F, 4.589%, (1 mo. USD LIBOR + 4.50%), 2/25/55(1)(2)	2,500,000	2,482,247

Total Collateralized Mortgage Obligations (identified cost $200,017,348)		$121,854,012

Commercial Mortgage-Backed Securities — 0.7%

Security	Principal Amount	Value
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class D, 4.553%, 9/15/47(1)(7)	$3,430,000	$2,636,934
Series 2014-C25, Class D, 3.946%, 11/15/47(1)(7)	8,045,000	6,479,359
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class D, 4.354%, 8/15/46(1)(7)(8)	5,000,000	471,975
WF-RBS Commercial Mortgage Trust, Series 2014-C24, Class D, 3.692%, 11/15/47(1)	4,000,000	2,096,672

Total Commercial Mortgage-Backed Securities (identified cost $19,756,803)		$11,684,940

U.S. Government Agency Mortgage-Backed Securities — 31.6%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
2.792%, (COF + 1.25%), with maturity at 2035(9)	$238,401	$245,190
3.00%, with maturity at 2050	23,636,728	24,808,918
4.381%, (COF + 1.25%), with maturity at 2030(9)	87,114	92,944
7.00%, with various maturities to 2036	918,235	1,041,791
8.00%, with maturity at 2026	28,333	30,774

		$26,219,617

Federal National Mortgage Association:
2.50%, 30-Year, TBA(10)	$40,000,000	$41,585,934
3.357%, (COF + 1.25%), with maturity at 2035(9)	138,734	143,078
3.937%, (COF + 1.78%), with maturity at 2035(9)	604,026	640,785
6.00%, with maturity at 2032	211,515	244,482
6.50%, with maturity at 2036	467,806	531,975
7.00%, with maturity at 2037	389,240	443,195
8.50%, with maturity at 2032	129,629	152,463
9.50%, with maturity at 2028	48,021	53,476

		$43,795,388

Government National Mortgage Association:
2.50%, 30-Year, TBA(10)	$150,000,000	$155,791,882
2.50%, with various maturities to 2051	237,048,833	246,780,196
3.00%, 30-Year, TBA(10)	20,000,000	20,870,259
3.00%, with various maturities to 2051	64,903,796	68,358,598

		$491,800,935

Total U.S. Government Agency Mortgage-Backed Securities (identified cost $559,066,754)		$561,815,940

Common Stocks — 0.6%

Security	Shares		Value
Bulgaria — 0.4%
Eurohold Bulgaria AD(11)		5,140,100	$7,809,414

Total Bulgaria			$7,809,414

Iceland — 0.2%
Arion Banki HF(1)		1,126,817	$1,478,053
Eik Fasteignafelag HF		1,980,300	170,459
Eimskipafelag Islands HF		125,154	387,415
Hagar HF		530,600	260,456
Reginn HF(11)		808,000	169,445
Reitir Fasteignafelag HF		544,900	310,478
Siminn HF		5,098,858	481,516

Total Iceland			$3,257,822

Total Common Stocks (identified cost $7,348,699)			$11,067,236

Convertible Bonds — 0.3%

Security	Principal Amount (000’s omitted)		Value
Bermuda — 0.3%
Liberty Latin America, Ltd., 2.00%, 7/15/24	USD	4,184	$4,210,359

Total Bermuda			$4,210,359

Total Convertible Bonds (identified cost $3,747,412)			$4,210,359

Foreign Corporate Bonds — 6.2%

Security	Principal Amount (000’s omitted)		Value
Argentina — 0.6%
Generacion Mediterranea S.A./Central Termica Roca S.A., 15.00%, 5/5/23(1)(12)	USD	1,163	$885,983
IRSA Propiedades Comerciales S.A., 8.75%, 3/23/23(13)	USD	493	467,467
Telecom Argentina S.A., 8.00%, 7/18/26(13)	USD	2,730	2,627,502
Transportadora de Gas del Sur S.A., 6.75%, 5/2/25(13)	USD	1,740	1,642,160
YPF S.A.:
4.00% to 1/1/23, 2/12/26(1)(14)	USD	1,918	1,624,899
4.00% to 1/1/23, 2/12/26(13)(14)	USD	1,705	1,444,278
6.95%, 7/21/27(13)	USD	894	627,052
8.50%, 7/28/25(13)	USD	1,207	942,981

Total Argentina			$10,262,322

Security	Principal Amount (000’s omitted)		Value
Armenia — 0.2%
Ardshinbank CJSC Via Dilijan Finance BV, 6.50%, 1/28/25(13)	USD	3,400	$3,387,335

Total Armenia			$3,387,335

Belarus — 0.1%
Eurotorg, LLC Via Bonitron DAC, 9.00%, 10/22/25(13)	USD	1,829	$1,948,031

Total Belarus			$1,948,031

Brazil — 0.8%
Amaggi Luxembourg International S.a.r.l., 5.25%, 1/28/28(13)	USD	750	$784,661
Braskem Netherlands Finance BV:
4.50%, 1/31/30(13)	USD	1,656	1,750,243
5.875%, 1/31/50(13)	USD	2,185	2,451,297
Guara Norte S.a.r.l., 5.198%, 6/15/34(13)	USD	945	974,257
MC Brazil Downstream Trading S.a.r.l., 7.25%, 6/30/31(1)	USD	1,965	2,043,011
MV24 Capital BV, 6.748%, 6/1/34(13)	USD	630	684,380
Odebrecht Offshore Drilling Finance, Ltd.:
6.72%, 12/1/22(1)	USD	215	211,533
6.72%, 12/1/22(13)	USD	1,985	1,950,273
Oi Movel S.A., 8.75%, 7/30/26(13)	USD	566	585,810
Petrobras Global Finance BV, 6.90%, 3/19/49	USD	1,080	1,267,542
Vale S.A., 2.762%(15)(16)	BRL	14,736	1,843,716

Total Brazil			$14,546,723

Bulgaria — 0.1%
Eurohold Bulgaria AD, 6.50%, 12/7/22(13)	EUR	2,000	$2,302,613

Total Bulgaria			$2,302,613

China — 0.3%
CIFI Holdings Group Co., Ltd., 5.50%, 1/23/22(13)	USD	1,300	$1,314,625
Kaisa Group Holdings, Ltd., 9.375%, 6/30/24(13)	USD	850	661,938
Shimao Group Holdings, Ltd., 5.60%, 7/15/26(13)	USD	1,650	1,720,081
Times China Holdings, Ltd., 5.55%, 6/4/24(13)	USD	2,115	2,016,924

Total China			$5,713,568

Colombia — 0.1%
Gran Tierra Energy International Holdings, Ltd.:
6.25%, 2/15/25(1)	USD	278	$246,376
6.25%, 2/15/25(13)	USD	1,184	1,049,314

Total Colombia			$1,295,690

El Salvador — 0.1%
AES El Salvador Trust II, 6.75%, 3/28/23(13)	USD	1,654	$1,590,007

Total El Salvador			$1,590,007

Georgia — 0.1%
Georgia Capital JSC, 6.125%, 3/9/24(13)	USD	1,850	$1,882,375
Silknet JSC, 11.00%, 4/2/24(13)	USD	558	612,701

Total Georgia			$2,495,076

Security	Principal Amount (000’s omitted)		Value
Honduras — 0.1%
Inversiones Atlantida S.A., 7.50%, 5/19/26(13)	USD	1,735	$1,808,738

Total Honduras			$1,808,738

Iceland — 0.3%
Arion Banki HF, 6.00%, 4/12/24(13)	ISK	440,000	$3,835,911
Islandsbanki HF, 6.40%, 10/26/23	ISK	120,000	1,043,612
Landsbankinn HF, 5.00%, 11/23/23(13)	ISK	120,000	1,018,570
WOW Air HF:
0.00%(12)(15)(17)	EUR	20	0
0.00%, (3 mo. EURIBOR + 9.00%), 9/24/24(12)(17)	EUR	900	0

Total Iceland			$5,898,093

Indonesia — 0.1%
Alam Sutera Realty Tbk PT:
6.00%, (6.00% cash or 6.25% PIK), 5/2/24(18)	USD	881	$713,610
6.25%, (6.25% cash or 6.50% PIK), 11/2/25(13)(18)	USD	2,228	1,626,440

Total Indonesia			$2,340,050

Mauritius — 0.1%
HTA Group, Ltd./Mauritius, 7.00%, 12/18/25(13)	USD	930	$987,095
Network i2i, Ltd., 3.975% to 3/3/26(13)(15)(19)	USD	1,010	1,003,288

Total Mauritius			$1,990,383

Mexico — 0.6%
Alpha Holding S.A. de CV:
9.00%, 2/10/25(13)(17)	USD	2,815	$330,762
10.00%, 12/19/22(13)(17)	USD	1,529	162,472
Braskem Idesa SAPI, 7.45%, 11/15/29(13)	USD	3,559	3,688,619
Grupo Kaltex S.A. de CV, 8.875%, 4/11/22(13)	USD	2,637	2,380,697
Petroleos Mexicanos:
5.95%, 1/28/31	USD	1,500	1,476,375
6.75%, 9/21/47	USD	1,930	1,728,006

Total Mexico			$9,766,931

Moldova — 0.2%
Aragvi Finance International DAC, 8.45%, 4/29/26(13)	USD	3,521	$3,669,727

Total Moldova			$3,669,727

Nigeria — 0.1%
SEPLAT Petroleum Development Co. PLC, 7.75%, 4/1/26(13)	USD	1,277	$1,330,864

Total Nigeria			$1,330,864

Paraguay — 0.2%
Banco Continental SAE, 2.75%, 12/10/25(13)	USD	515	$509,600
Frigorifico Concepcion S.A., 7.70%, 7/21/28(1)	USD	3,145	3,277,169

Total Paraguay			$3,786,769

Security	Principal Amount (000’s omitted)		Value
Peru — 0.3%
Auna SAA, 6.50%, 11/20/25(13)	USD	2,300	$2,368,839
PetroTal Corp., 12.00%, 2/16/24(1)(13)	USD	1,540	1,609,300
Telefonica del Peru SAA, 7.375%, 4/10/27(13)	PEN	4,500	1,064,539

Total Peru			$5,042,678

Russia — 0.1%
Gazprom PJSC Via Gaz Finance PLC, 4.599% to 10/26/25(13)(15)(19)	USD	1,115	$1,165,258
Hacienda Investments, Ltd. Via DME Airport DAC, 5.35%, 2/8/28(13)	USD	900	945,481

Total Russia			$2,110,739

Saint Lucia — 0.2%
Digicel International Finance, Ltd./Digicel Holdings Bermuda, Ltd., 8.75%, 5/25/24(13)	USD	2,453	$2,557,792

Total Saint Lucia			$2,557,792

Saudi Arabia — 0.1%
Dar Al-Arkan Sukuk Co., Ltd., 6.875%, 4/10/22(13)	USD	1,640	$1,680,315

Total Saudi Arabia			$1,680,315

Singapore — 0.2%
Puma International Financing S.A., 5.00%, 1/24/26(13)	USD	1,782	$1,788,593
TBLA International Pte Ltd., 7.00%, 1/24/23(13)	USD	2,502	2,352,506

Total Singapore			$4,141,099

South Africa — 0.2%
Petra Diamonds US Treasury PLC, 10.50% PIK, 3/8/26(13)	USD	3,728	$3,779,143

Total South Africa			$3,779,143

Turkey — 0.4%
Akbank T.A.S., 7.20% to 3/16/22, 3/16/27(13)(19)	USD	1,050	$1,068,742
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS, 9.50%, 7/10/36(13)	USD	2,305	2,426,596
QNB Finansbank AS, 6.875%, 9/7/24(13)	USD	1,505	1,644,438
Ulker Biskuvi Sanayi AS, 6.95%, 10/30/25(13)	USD	2,022	2,193,043

Total Turkey			$7,332,819

Ukraine — 0.3%
Kernel Holding S.A.:
6.75%, 10/27/27(13)	USD	800	$861,000
8.75%, 1/31/22(13)	USD	1,850	1,912,689
Metinvest BV:
5.625%, 6/17/25(13)	EUR	1,340	1,680,975
7.75%, 10/17/29(13)	USD	350	386,729
8.50%, 4/23/26(13)	USD	706	801,975

Total Ukraine			$5,643,368

United Arab Emirates — 0.2%
NBK Tier 1 Financing, Ltd., 3.625% to 8/24/26(13)(15)(19)	USD	1,490	$1,495,316
Shelf Drilling Holdings, Ltd., 8.875%, 11/15/24(13)	USD	1,067	1,097,634

Total United Arab Emirates			$2,592,950

Security	Principal Amount (000’s omitted)		Value
Uzbekistan — 0.1%
Ipoteka-Bank ATIB, 16.00%, 4/16/24(13)	UZS	7,100,000	$666,560
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV (FMO), 15.00%, 12/8/22(13)	UZS	3,000,000	280,779

Total Uzbekistan			$947,339

Total Foreign Corporate Bonds (identified cost $107,906,633)			$109,961,162

Loan Participation Notes — 0.0%(20)

Security	Principal Amount (000’s omitted)		Value
Uzbekistan — 0.0%(20)
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/23(12)(13)(21)	UZS	2,619,000	$253,137
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/26/23(12)(13)(21)	UZS	2,952,000	283,609

Total Loan Participation Notes (identified cost $556,614)			$536,746

Reinsurance Side Cars — 2.3%

Security	Principal Amount/ Shares		Value
Altair VI Reinsurance(11)(12)(22)(23)		1,000	$251,377
Eden Re II, Ltd., Series 2018A, 0.00%, 3/22/22(1)(12)(23)		$7,471	37,167
Eden Re II, Ltd., Series 2018B, 0.00%, 3/22/22(1)(12)(23)		$8,667	117,942
Eden Re II, Ltd., Series 2019A, 0.00%, 3/22/23(1)(12)(23)		$1,440	26,810
Eden Re II, Ltd., Series 2019B, 0.00%, 3/22/23(1)(12)(23)		$11,140	500,745
Eden Re II, Ltd., Series 2020A, 0.00%, 3/22/24(1)(12)(23)		$990,000	913,473
Eden Re II, Ltd., Series 2021A, 0.00%, 3/21/25(1)(12)(23)		$900,000	891,900
Eden Re II, Ltd., Series 2021B, 0.00%, 3/21/25(1)(12)(23)		$8,900,000	8,805,660
Mt. Logan Re, Ltd., Series 13, Preference Shares(11)(12)(22)(23)		10,000	10,766,457
Mt. Logan Re, Ltd., Series 17, Preference Shares(11)(12)(22)(23)		860	894,222
Mt. Logan Re, Ltd., Special Investment Series 13, 12/18(11)(12)(22)(23)		2,000	426,116
Mt. Logan Re, Ltd., Special Investment Series 13, 12/19(11)(12)(22)(23)		1,829	636,297
Sussex Capital, Ltd., Designated Investment Series 5, 5/19(11)(12)(22)(23)		249	39,301
Sussex Capital, Ltd., Designated Investment Series 5, 12/19(11)(12)(22)(23)		791	117,940
Sussex Capital, Ltd., Designated Investment Series 5, 6/20(11)(12)(22)(23)		434	105,062
Sussex Capital, Ltd., Designated Investment Series 5, 12/20(11)(12)(22)(23)		292	150,407
Sussex Capital, Ltd., Designated Investment Series 5, 4/21(11)(12)(22)(23)		247	199,176

Security	Principal Amount/ Shares		Value
Sussex Capital, Ltd., Series 5, Preference Shares(11)(12)(22)(23)		$6,000	$6,349,725
Sussex Capital, Ltd., Series 15, Preference Shares(11)(12)(22)(23)		5,000	5,030,329
Sussex Re, Ltd., Series 2020A(11)(12)(22)(23)		4,081,939	244,100
Sussex Re, Ltd., Series 2021A(11)(12)(22)(23)		4,154,232	4,141,769
Versutus Re, Ltd., Series 2019(11)(12)(22)(23)		220,133	147,929

Total Reinsurance Side Cars (identified cost $38,220,311)			$40,793,904

Sovereign Government Bonds — 19.2%

Security	Principal Amount (000’s omitted)		Value
China — 1.5%
China Development Bank, 3.70%, 10/20/30	CNY	170,000	$27,154,785

Total China			$27,154,785

Egypt — 1.4%
Egypt Government Bond:
14.483%, 4/6/26	EGP	349,977	$22,319,392
14.563%, 7/6/26	EGP	27,330	1,725,192

Total Egypt			$24,044,584

Iceland — 1.2%
Republic of Iceland:
5.00%, 11/15/28	ISK	852,032	$7,647,637
6.50%, 1/24/31	ISK	1,234,839	12,399,778
8.00%, 6/12/25	ISK	194,682	1,866,275

Total Iceland			$21,913,690

Indonesia — 4.9%
Indonesia Government Bond:
6.50%, 2/15/31	IDR	1,118,949,000	$78,637,840
7.50%, 4/15/40	IDR	77,875,000	5,645,231
8.375%, 4/15/39	IDR	45,746,000	3,563,206

Total Indonesia			$87,846,277

New Zealand — 1.1%
New Zealand Government Bond, 3.00%, 9/20/30(13)(24)	NZD	20,960	$19,037,338

Total New Zealand			$19,037,338

Serbia — 2.2%
Serbia Treasury Bond:
4.50%, 8/20/32	RSD	3,419,480	$38,148,781
5.875%, 2/8/28	RSD	3,280	40,023

Total Serbia			$38,188,804

Security	Principal Amount (000’s omitted)		Value
South Africa — 3.4%
Republic of South Africa, 10.50%, 12/21/26	ZAR	781,941	$60,863,413

Total South Africa			$60,863,413

Suriname — 0.4%
Republic of Suriname, 9.25%, 10/26/26(13)	USD	11,370	$7,242,690

Total Suriname			$7,242,690

Thailand — 1.8%
Thailand Government Bond, 1.25%, 3/12/28(13)(24)	THB	1,074,068	$32,348,047

Total Thailand			$32,348,047

Ukraine — 1.3%
Ukraine Government Bond, 16.06%, 8/3/22	UAH	25,000	$972,638
Ukraine Government International Bond:
1.258%, GDP-Linked, 5/31/40(13)(25)	USD	4,433	5,177,722
11.67%, 11/22/23	UAH	25,000	921,086
15.84%, 2/26/25	UAH	394,170	15,936,006

Total Ukraine			$23,007,452

Total Sovereign Government Bonds (identified cost $334,833,213)			$341,647,080

Sovereign Loans — 0.1%

Borrower	Principal Amount (000’s omitted)		Value
Nigeria — 0.1%
Bank of Industry Limited, Term Loan, 6.119%, (3 mo. USD LIBOR + 6.00%), 12/14/23(2)(26)		$2,050	$2,069,649

Total Nigeria			$2,069,649

Total Sovereign Loans (identified cost $2,056,698)			$2,069,649

U.S. Government Guaranteed Small Business Administration Loans(27)(28) — 2.2%

Security	Principal Amount		Value
0.66%, 3/15/30		$2,695,021	$50,835
0.73%, 7/15/31		2,915,989	78,143
0.93%, 5/15/42		1,593,400	54,843
0.98%, 4/15/32		1,344,073	48,552
1.31%, 4/15/42 to 7/15/42		5,793,264	297,414
1.34%, 9/15/41		1,859,700	95,804
1.38%, 6/15/41		3,111,968	155,041
1.56%, 7/15/42		2,479,673	144,599
1.59%, 10/21/36		1,220,922	61,131

Security	Principal Amount	Value
1.61%, 12/15/41 to 7/15/42	$5,308,946	$331,111
1.63%, 9/15/41	1,932,545	123,602
1.68%, 7/15/41	1,935,606	133,809
1.73%, 10/15/33 to 11/21/41	2,758,152	172,624
1.81%, 12/21/41 to 11/15/42	7,743,799	528,849
1.86%, 12/28/41 to 6/15/42	16,467,109	1,145,716
1.91%, 2/15/42 to 7/15/42	6,761,587	514,842
1.93%, 7/15/42	1,729,671	127,384
1.96%, 11/29/30 to 8/15/42	4,909,402	334,773
2.06%, 5/15/42 to 7/15/42	5,067,014	393,472
2.11%, 4/15/33 to 7/15/42	4,665,239	347,600
2.16%, 5/15/42 to 6/15/42	3,854,637	298,288
2.21%, 8/15/42	3,227,883	260,758
2.23%, 1/15/41 to 7/15/41	2,713,776	235,157
2.28%, 11/1/29	1,228,960	62,905
2.31%, 4/15/42 to 7/15/42	5,107,887	473,856
2.36%, 1/16/42 to 6/15/42	16,455,801	1,462,651
2.38%, 6/15/42	1,556,569	137,372
2.39%, 7/15/40	1,371,623	110,519
2.41%, 1/15/38 to 7/15/42	13,822,285	1,244,357
2.43%, 3/15/41 to 1/5/42	3,032,348	274,519
2.46%, 12/15/26 to 8/15/42	12,497,540	1,075,894
2.48%, 2/23/41	1,110,779	107,935
2.56%, 1/15/41 to 7/15/42	3,180,732	323,544
2.59%, 4/15/36	1,381,869	111,601
2.61%, 6/15/33 to 7/15/42	4,717,468	450,288
2.66%, 3/15/42 to 6/15/42	4,529,400	469,438
2.68%, 4/15/41 to 4/15/42	3,370,445	364,522
2.71%, 7/15/31 to 8/15/42	17,421,890	1,783,385
2.78%, 1/15/42 to 3/15/43(29)	14,015,717	1,567,903
2.86%, 5/15/32 to 7/15/42	14,783,516	1,626,666
2.89%, 8/15/40	1,004,087	99,104
2.91%, 12/15/41 to 7/15/42	12,135,439	1,401,132
2.92%, 10/25/41 to 1/7/43(29)	26,623,227	3,018,497
2.93%, 4/15/41 to 7/15/42	4,129,106	446,851
2.96%, 2/15/27 to 1/15/43	11,565,419	1,177,444
2.98%, 2/15/41 to 7/15/42	8,557,235	1,080,913
3.03%, 7/15/41 to 6/15/42	2,426,357	283,891
3.11%, 12/15/41 to 6/15/42	5,508,624	642,061
3.13%, 6/15/32	588,384	59,944
3.16%, 5/15/42 to 1/15/43	15,536,323	1,960,317
3.19%, 8/15/39	1,486,495	165,896
3.21%, 12/15/26 to 7/15/42	13,631,358	1,541,815
3.23%, 4/15/42	945,921	114,706
3.24%, 7/15/28 to 4/15/42	2,594,985	235,780
3.28%, 6/21/26 to 7/15/42	5,442,205	599,580
3.36%, 3/15/42 to 5/15/42	3,005,909	394,307
3.41%, 4/15/42 to 12/15/42	5,575,369	757,048

Security	Principal Amount	Value
3.43%, 9/15/41	$904,988	$110,291
3.46%, 2/15/27 to 8/15/42	10,853,618	1,067,057
3.48%, 5/15/36 to 7/15/42	3,356,180	429,685
3.53%, 6/15/26 to 8/15/42	1,793,723	140,032
3.61%, 6/15/32 to 6/15/42	7,158,004	1,059,949
3.64%, 8/15/41 to 12/15/41	3,617,463	558,303
3.66%, 5/15/42 to 7/15/42	7,392,653	1,082,864
3.68%, 11/15/31 to 5/15/42	3,865,204	543,883
3.71%, 1/15/24 to 7/15/42	22,092,597	2,243,007
3.73%, 1/15/37	1,760,725	196,210
3.78%, 2/15/27 to 6/15/42	5,423,786	736,758

Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $46,408,676)		$39,729,027

Senior Floating-Rate Loans — 0.2%(30)

Borrower/Description	Principal Amount (000’s omitted)	Value
Dominican Republic — 0.2%
Ingenieria Estrella, S.A., and Dominicana Cooperatief U.A., Term Loan, 5.172%, (6 mo. USD LIBOR + 5.00%), 11/29/24	$3,019	$2,946,229

Total Senior Floating-Rate Loans (identified cost $2,904,133)		$2,946,229

Short-Term Investments — 33.4%

Affiliated Fund — 28.7%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.08%(31)	511,547,016	$511,547,016

Total Affiliated Fund (identified cost $511,547,002)		$511,547,016

Repurchase Agreements — 0.6%

Description	Principal Amount (000’s omitted)	Value
JPMorgan Chase Bank, N.A., Dated 7/26/21 with a maturity date of 8/2/21, an interest rate of 0.30% payable by the Portfolio and repurchase proceeds of $10,638,899, collateralized by GBP 3,492,048 United Kingdom Gilt Bond, 0.25%, due 3/22/52 and a market value, including accrued interest, of $10,563,437	$10,639	$10,639,431

Total Repurchase Agreements (identified cost $10,639,431)		$10,639,431

Sovereign Government Securities — 3.7%

Security	Principal Amount (000’s omitted)		Value
Egypt — 2.1%
Egypt Treasury Bill:
0.00%, 8/17/21	EGP	224,675	$14,282,719
0.00%, 8/31/21	EGP	16,125	1,020,685
0.00%, 11/2/21	EGP	309,150	19,103,523
0.00%, 12/28/21	EGP	55,425	3,357,643

Total Egypt			$37,764,570

Israel — 1.6%
Israel Treasury Bill, 0.00%, 8/31/21	ILS	91,000	$28,151,585

Total Israel			$28,151,585

Total Sovereign Government Securities (identified cost $65,706,441)			$65,916,155

U.S. Treasury Obligations — 0.4%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill:
0.00%, 8/26/21(32)		$3,325	$3,324,928
0.00%, 9/9/21(32)		3,675	3,674,845

Total U.S. Treasury Obligations (identified cost $6,999,759)			$6,999,773

Total Short-Term Investments (identified cost $594,892,633)			$595,102,375

Total Purchased Swaptions — 0.0%(20) (identified cost $1,143,186)			$360,586

Total Investments — 114.3% (identified cost $2,112,575,235)			$2,035,103,685

Securities Sold Short — (0.6)%

Sovereign Government Bonds — (0.6)%

Security		Principal Amount (000’s omitted)	Value
United Kingdom — (0.6)%
United Kingdom Gilt Bond, 0.25%, 3/22/52(13)(24)	GBP	(3,492)	$(10,559,088)

Total United Kingdom			$(10,559,088)

Total Sovereign Government Bonds (proceeds $9,397,851)			$(10,559,088)

Total Securities Sold Short (proceeds $9,397,851)			$(10,559,088)

TBA Sale Commitments — (8.7)%

U.S. Government Agency Mortgage-Backed Securities — (8.7)%

Security		Principal Amount (000’s omitted)	Value
Federal National Mortgage Association, 2.50%, 30-Year, TBA(10)		$(150,000)	$(156,060,537)

Total U.S. Government Agency Mortgage-Backed Securities (proceeds $154,941,406)			$(156,060,537)

Total TBA Sale Commitments (proceeds $154,941,406)			$(156,060,537)

Other Assets, Less Liabilities — (5.0)%			$(88,152,399)

Net Assets — 100.0%			$1,780,331,661

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2021, the aggregate value of these securities is $230,869,530 or 13.0% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2021.

(3)	When-issued security. For a variable rate security, interest rate will be determined after July 31, 2021.

(4)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2021.

(5)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(6)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(7)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2021.

(8)	Represents an investment in an issuer that may be deemed to be an affiliate effective March 1, 2021.

(9)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at July 31, 2021.

(10)

TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.

(11)	Non-income producing security.

(12)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(13)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2021, the aggregate value of these securities is $147,382,785 or 8.3% of the Portfolio’s net assets.

(14)	Step coupon security. Interest rate represents the rate in effect at July 31, 2021.

(15)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(16)	Variable rate security whose coupon rate is linked to the issuer’s mining activities revenue. The coupon rate shown represents the rate in effect at July 31, 2021.

(17)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(18)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(19)	Security converts to variable rate after the indicated fixed-rate coupon period.

(20)	Amount is less than 0.05%.

(21)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.

(22)	Restricted security.

(23)

Security is subject to risk of loss depending on the occurence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.

(24)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(25)

Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.

(26)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(27)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(28)	Securities comprise a trust that is wholly-owned by the Portfolio and may only be sold on a pro-rata basis with all securities in the trust.

(29)	The stated interest rate represents the weighted average fixed interest rate at July 31, 2021 of all interest only securities comprising the certificate.

(30)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(31)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2021.

(32)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Purchased Interest Rate Swaptions — 0.0%(20)

Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 12/15/26 to pay 3-month ZAR-JIBAR and receive 5.73%	JPMorgan Chase Bank, N.A.	ZAR	91,740,000	12/15/21	$37,928
Option to enter into interest rate swap expiring 1/7/27 to pay 3-month ZAR-JIBAR and receive 5.70%	Bank of America, N.A.	ZAR	112,630,000	1/7/22	43,323
Option to enter into interest rate swap expiring 1/10/27 to pay 3-month ZAR-JIBAR and receive 5.70%	Bank of America, N.A.	ZAR	56,320,000	1/10/22	21,641
Option to enter into interest rate swap expiring 1/12/27 to pay 3-month ZAR-JIBAR and receive 5.70%	JPMorgan Chase Bank, N.A.	ZAR	221,740,000	1/12/22	85,131
Option to enter into interest rate swap expiring 1/17/27 to pay 3-month ZAR-JIBAR and receive 5.73%	JPMorgan Chase Bank, N.A.	ZAR	61,919,000	1/17/22	25,453
Option to enter into interest rate swap expiring 1/27/27 to pay 3-month ZAR-JIBAR and receive 5.74%	Bank of America, N.A.	ZAR	99,991,000	1/27/22	41,762
Option to enter into interest rate swap expiring 2/10/27 to pay 3-month ZAR-JIBAR and receive 5.88%	Goldman Sachs International	ZAR	55,230,000	2/10/22	30,904
Option to enter into interest rate swap expiring 2/16/27 to pay 3-month ZAR-JIBAR and receive 6.18%	Bank of America, N.A.	ZAR	14,620,000	2/16/22	13,979
Option to enter into interest rate swap expiring 2/21/27 to pay 3-month ZAR-JIBAR and receive 6.47%	Bank of America, N.A.	ZAR	14,620,000	2/21/22	21,190

Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 2/23/27 to pay 3-month ZAR-JIBAR and receive 6.54%	Bank of America, N.A.	ZAR	14,620,000	2/23/22	$23,127
Option to enter into interest rate swap expiring 2/23/27 to pay 3-month ZAR-JIBAR and receive 6.47%	Goldman Sachs International	ZAR	11,210,000	2/23/22	16,148

Total					$360,586

Forward Commodity Contracts(1)

Settlement Date	Deliver	In Exchange For	Counterparty	Value/ Unrealized Appreciation (Depreciation)
9/1/22	USD 8,366,876	Gold 4,300 Troy Ounces	Citibank, N.A.	$(545,735)
Total				$(545,735)

(1)	Non-deliverable contracts that are settled with the counterparty in cash.

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Value/ Unrealized Appreciation (Depreciation)
BRL	4,150,000	USD	800,961	8/3/21	$(4,148)
BRL	4,150,000	USD	810,294	8/3/21	(13,481)
USD	822,520	BRL	4,150,000	8/3/21	25,707
USD	810,294	BRL	4,150,000	8/3/21	13,481
USD	18	PHP	886	8/4/21	1
NZD	195,423	USD	136,748	8/11/21	(600)
NZD	12,253,112	USD	8,855,201	8/11/21	(318,611)
USD	11,205,420	NZD	15,505,155	8/11/21	403,173
USD	11,542,377	NZD	16,494,845	8/11/21	50,624
USD	15,157,999	IDR	220,397,299,990	8/16/21	(92,668)
COP	3,790,000,000	USD	1,033,483	8/20/21	(57,063)
IDR	38,730,000,000	USD	2,679,720	8/20/21	(1,097)
USD	1,023,340	COP	3,790,000,000	8/20/21	46,920
USD	2,659,114	IDR	38,730,000,000	8/20/21	(19,510)
GBP	1,427,000	USD	2,021,785	8/23/21	(38,163)
GBP	6,720,544	USD	9,517,979	8/23/21	(175,991)
RUB	97,000,000	USD	1,301,169	8/23/21	22,404
USD	1,302,220	RUB	97,000,000	8/23/21	(21,353)
BRL	4,350,000	USD	864,148	8/26/21	(31,511)
USD	809,016	BRL	4,350,000	8/26/21	(23,620)
USD	5,290,897	NZD	7,571,945	8/26/21	15,901
USD	3,447,972	NZD	4,934,486	8/26/21	10,362

Currency Purchased		Currency Sold		Settlement Date	Value/ Unrealized Appreciation (Depreciation)
INR	168,180,000	USD	2,275,692	8/27/21	$(20,302)
USD	2,248,666	INR	168,180,000	8/27/21	(6,724)
NZD	5,276,512	USD	3,693,959	9/1/21	(18,156)
NZD	2,110,982	USD	1,538,619	9/1/21	(68,035)
USD	28,042,456	NZD	38,474,196	9/1/21	1,239,984
USD	18,583,890	NZD	25,497,061	9/1/21	821,745
BRL	4,150,000	USD	819,151	9/2/21	(25,572)
CLP	832,000,000	USD	1,144,508	9/2/21	(49,184)
USD	1,097,495	CLP	832,000,000	9/2/21	2,171
NZD	28,011,493	USD	19,676,393	9/7/21	(163,216)
PEN	3,700,000	USD	954,765	9/9/21	(43,818)
USD	1,187,925	PEN	4,596,080	9/10/21	56,352
EUR	2,120,113	USD	2,503,769	9/15/21	13,335
EUR	245,209	USD	298,980	9/15/21	(7,856)
USD	40,670,731	EUR	33,356,140	9/15/21	1,068,664
USD	27,764,260	EUR	22,770,885	9/15/21	729,534
USD	7,556,034	EUR	6,197,089	9/15/21	198,542
USD	3,076,856	EUR	2,523,486	9/15/21	80,847
USD	1,097,359	EUR	900,000	9/15/21	28,834
USD	3,427,991	EUR	2,902,716	9/15/21	(18,257)
PHP	218,000,000	USD	4,471,795	9/20/21	(120,507)
USD	4,298,955	PHP	218,000,000	9/20/21	(52,333)
TWD	96,600,000	USD	3,518,100	9/22/21	(55,409)
AUD	42,245,000	USD	31,687,130	9/23/21	(678,146)
NZD	16,384,960	USD	11,398,198	9/23/21	14,683
USD	12,521,700	NZD	18,000,000	9/23/21	(16,130)
NZD	8,194,246	USD	5,780,795	9/28/21	(73,296)
USD	8,169,910	NZD	11,580,804	9/28/21	103,588
USD	5,324,169	NZD	7,546,981	9/28/21	67,507
USD	70,441,611	IDR	1,030,067,670,423	9/30/21	(440,723)
RUB	189,546,000	USD	2,521,853	10/8/21	40,730
USD	2,505,039	RUB	189,546,000	10/8/21	(57,544)
USD	2,731,045	INR	206,000,000	10/14/21	(16,324)
COP	4,916,000,000	USD	1,266,074	10/27/21	(4,007)
USD	3,096,956	MXN	62,462,496	10/29/21	(3,381)

					$2,318,353

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
ILS	91,000,000	USD	27,953,400	Bank of America, N.A.	8/3/21	$198,185	$—
USD	28,036,940	ILS	91,000,000	HSBC Bank USA, N.A.	8/3/21	—	(114,646)
EUR	2,876,217	USD	3,400,340	Bank of America, N.A.	8/6/21	11,768	—
EUR	2,194,975	USD	2,604,056	Bank of America, N.A.	8/6/21	—	(118)
USD	37,386,518	CNH	243,703,533	Goldman Sachs International	8/10/21	—	(290,312)
USD	594,337	UAH	16,897,000	BNP Paribas	8/11/21	—	(34,041)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	12,564,271	NOK	128,566,000	Barclays Bank PLC	8/12/21	$354,185	$—
NOK	128,566,000	EUR	12,838,909	Bank of America, N.A.	8/12/21	—	(680,031)
USD	127,463	UAH	3,510,000	Citibank, N.A.	8/12/21	—	(3,039)
USD	27,478,604	THB	897,121,451	Standard Chartered Bank	8/16/21	185,691	—
USD	99,806	UAH	2,825,000	Bank of America, N.A.	8/16/21	—	(5,129)
USD	1,714,739	ZAR	24,270,566	Citibank, N.A.	8/16/21	60,810	—
USD	605,517	ZAR	8,591,351	Citibank, N.A.	8/16/21	20,055	—
MXN	24,300,000	USD	1,215,340	HSBC Bank USA, N.A.	8/19/21	2,796	—
SGD	4,087,000	USD	3,033,330	Citibank, N.A.	8/19/21	—	(17,052)
USD	1,201,820	MXN	24,300,000	Citibank, N.A.	8/19/21	—	(16,316)
USD	3,059,478	SGD	4,087,000	BNP Paribas	8/19/21	43,200	—
USD	2,338,714	ILS	7,600,000	HSBC Bank USA, N.A.	8/20/21	—	(12,589)
USD	796,016	UAH	22,376,000	Bank of America, N.A.	8/20/21	—	(34,354)
USD	11,697,010	ZAR	171,718,230	BNP Paribas	8/23/21	5,666	—
USD	27,256,684	ZAR	382,094,688	Citibank, N.A.	8/23/21	1,241,972	—
USD	1,201,302	ZAR	17,182,701	Citibank, N.A.	8/23/21	31,427	—
USD	1,199,364	ZAR	17,216,995	Citibank, N.A.	8/23/21	27,155	—
USD	575,236	ZAR	8,217,008	Citibank, N.A.	8/23/21	15,785	—
USD	3,696,005	ZAR	53,102,216	BNP Paribas	8/24/21	81,031	—
SEK	60,300,000	USD	7,300,590	Standard Chartered Bank	8/25/21	—	(294,578)
SEK	126,796,211	USD	15,351,361	Standard Chartered Bank	8/25/21	—	(619,425)
USD	27,965,615	ILS	91,000,000	Bank of America, N.A.	8/31/21	—	(189,857)
USD	1,463,026	UAH	40,994,000	Goldman Sachs International	9/1/21	—	(53,961)
USD	1,447,568	UAH	40,170,000	Citibank, N.A.	9/7/21	—	(36,791)
USD	1,617,696	MYR	6,750,000	Goldman Sachs International	9/8/21	26,895	—
USD	1,766,882	ZAR	25,109,903	Citibank, N.A.	9/8/21	60,779	—
USD	3,091,457	ZAR	43,965,593	Standard Chartered Bank	9/8/21	104,195	—
EUR	2,508,123	PLN	11,200,000	UBS AG	9/13/21	70,045	—
PLN	11,200,000	EUR	2,441,034	State Street Bank and Trust Company	9/13/21	9,605	—
USD	1,325,842	EUR	1,122,682	BNP Paribas	9/15/21	—	(7,061)
USD	3,525,082	EUR	2,984,929	BNP Paribas	9/15/21	—	(18,774)
USD	667,400	UAH	18,507,000	BNP Paribas	9/15/21	—	(15,148)
USD	2,166,346	ZAR	30,131,883	Standard Chartered Bank	9/15/21	120,849	—
USD	3,910,752	THB	121,886,392	Standard Chartered Bank	9/16/21	203,201	—
USD	503,610	UAH	13,950,000	HSBC Bank USA, N.A.	9/16/21	—	(10,749)
TRY	8,600,000	USD	948,121	Citibank, N.A.	9/17/21	49,110	—
USD	960,174	TRY	8,600,000	Standard Chartered Bank	9/17/21	—	(37,057)
USD	718,656	UAH	20,108,000	Bank of America, N.A.	9/20/21	—	(22,043)
USD	303,166	UAH	8,522,000	Citibank, N.A.	9/22/21	—	(10,599)
USD	4,656,552	ZAR	67,161,043	BNP Paribas	9/23/21	101,983	—
USD	4,416,853	ZAR	63,722,659	HSBC Bank USA, N.A.	9/23/21	95,460	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
ZAR	13,850,000	USD	954,665	HSBC Bank USA, N.A.	9/27/21	$—	$(15,897)
USD	2,925,358	UAH	81,676,000	BNP Paribas	9/30/21	—	(76,023)
USD	5,892,843	ZAR	84,963,546	BNP Paribas	9/30/21	136,118	—
USD	2,151,773	ZAR	31,251,159	Goldman Sachs International	10/1/21	34,613	—
USD	2,780,457	ZAR	40,370,220	Citibank, N.A.	10/4/21	46,555	—
HUF	4,700,000,000	EUR	13,130,927	BNP Paribas	10/8/21	—	(75,986)
PLN	58,323,000	EUR	12,747,286	Goldman Sachs International	10/8/21	969	—
MXN	23,000,000	USD	1,143,283	State Street Bank and Trust Company	10/13/21	968	—
USD	1,126,058	MXN	23,000,000	Societe Generale	10/13/21	—	(18,194)
CNH	74,903,533	USD	11,480,172	BNP Paribas	10/15/21	36,844	—
USD	1,707,470	THB	55,864,596	Standard Chartered Bank	10/18/21	8,386	—
MXN	10,486,661	USD	513,664	Goldman Sachs International	10/22/21	7,369	—
MXN	8,658,611	USD	423,323	Standard Chartered Bank	10/22/21	6,883	—
MXN	8,658,612	USD	425,477	Standard Chartered Bank	10/22/21	4,729	—
MXN	8,658,612	USD	425,537	Standard Chartered Bank	10/22/21	4,669	—
EGP	23,320,000	USD	1,421,951	Goldman Sachs International	10/28/21	32,159	—
THB	99,000,000	USD	3,005,464	Standard Chartered Bank	11/2/21	5,381	—
EGP	23,300,000	USD	1,421,599	Goldman Sachs International	11/8/21	26,798	—
USD	4,209,726	BHD	1,605,000	Bank of America, N.A.	3/14/22	—	(27,047)
USD	8,407,724	SAR	32,004,000	Standard Chartered Bank	3/14/22	—	(114,685)
USD	20,243,572	SAR	77,035,000	Standard Chartered Bank	3/14/22	—	(270,230)
USD	8,429,122	BHD	3,217,000	Standard Chartered Bank	3/16/22	—	(62,585)
USD	4,215,852	BHD	1,625,000	Standard Chartered Bank	3/16/22	—	(73,556)
USD	4,112,475	BHD	1,585,976	Standard Chartered Bank	3/16/22	—	(73,923)
USD	8,651,101	SAR	32,792,000	BNP Paribas	3/24/22	—	(80,623)
USD	12,976,517	SAR	49,181,000	HSBC Bank USA, N.A.	3/24/22	—	(119,205)
USD	15,526,212	SAR	58,790,000	Standard Chartered Bank	3/28/22	—	(127,783)
USD	23,292,293	OMR	9,293,625	BNP Paribas	8/29/22	—	(719,836)
USD	5,030,996	BHD	1,911,024	Standard Chartered Bank	3/13/23	17,972	—
USD	4,226,390	SAR	15,887,000	Standard Chartered Bank	3/13/23	3,801	—
USD	6,711,224	BHD	2,554,000	Standard Chartered Bank	3/15/23	11,791	—
USD	11,776,656	OMR	4,666,500	BNP Paribas	4/8/24	—	(102,634)
USD	11,825,022	OMR	4,664,971	Standard Chartered Bank	4/22/24	—	(50,376)
USD	8,189,339	OMR	3,237,000	BNP Paribas	7/8/24	—	(50,940)
USD	5,155,499	OMR	2,039,000	Standard Chartered Bank	7/15/24	—	(35,087)
USD	954,425	OMR	378,000	BNP Paribas	7/29/24	—	(7,832)

						$3,507,853	$(4,626,112)

Non-deliverable Bond Forward Contracts*

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
8/16/21	COP	27,410,880	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	$7,068,303	$(13,168)
8/16/21	COP	27,410,880	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	7,048,894	19,410

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
8/17/21	COP	25,232,830	Republic of Colombia, 6.00%, 4/28/28	Bank of America, N.A.	$6,506,661	$(51,129)
8/25/21	COP	8,255,529	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	2,128,811	32,813
8/27/21	COP	8,038,070	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	2,072,736	26,817
9/3/21	COP	27,410,880	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	7,068,303	56,695
9/15/21	COP	27,410,880	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	7,068,303	105,176

						$176,614

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)

Interest Rate Futures
U.S. 2-Year Treasury Note	18	Long	9/30/21	$3,971,813	$(1,387)
U.S. 10-Year Treasury Note	73	Long	9/21/21	9,815,078	137,600
U.S. Ultra-Long Treasury Bond	17	Long	9/21/21	3,392,031	208,069
Euro-Bobl	(4)	Short	9/8/21	(642,283)	(6,075)
Euro-Buxl	(14)	Short	9/8/21	(3,571,275)	(249,457)
U.S. 5-Year Treasury Note	(22)	Short	9/30/21	(2,737,797)	(12,631)
U.S. 10-Year Treasury Note	(1,752)	Short	9/21/21	(235,561,875)	(4,262,871)
U.S. Long Treasury Bond	(2)	Short	9/21/21	(329,438)	(16,144)

					$(4,202,896)

Centrally Cleared Inflation Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/ Unrealized Appreciation (Depreciation)
EUR	5,003	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.60% (pays upon termination)	8/15/32	$(88,016)
EUR	19,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.69% (pays upon termination)	11/15/32	(627,305)
EUR	5,003	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.79% (pays upon termination)	8/15/42	212,003
EUR	19,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.89% (pays upon termination)	11/15/42	1,563,751
USD	8,770	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.29% (pays upon termination)	1/26/26	(373,421)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/ Unrealized Appreciation (Depreciation)
USD	8,770	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.29% (pays upon termination)	1/26/26	$(373,421)
USD	8,770	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.26% (pays upon termination)	1/27/26	(388,865)
USD	8,780	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.26% (pays upon termination)	1/27/26	(388,136)
USD	4,910	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.28% (pays upon termination)	1/28/26	(213,759)
USD	5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.28% (pays upon termination)	4/20/30	742,537
USD	8,770	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.33% (pays upon termination)	1/26/31	399,331
USD	8,770	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.33% (pays upon termination)	1/26/31	398,104
USD	8,780	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.31% (pays upon termination)	1/27/31	419,287
USD	8,770	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.31% (pays upon termination)	1/27/31	418,564
USD	4,910	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.32% (pays upon termination)	1/28/31	232,367
USD	19,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.30% (pays upon termination)	2/25/31	936,241
USD	25,300	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.22% (pays upon termination)	11/14/32	(1,355,127)
USD	25,300	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.20% (pays upon termination)	11/14/42	1,826,486
USD	2,309	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.13% (pays upon termination)	8/22/47	258,379
USD	2,295	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/25/47	245,212
USD	4,400	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.42% (pays upon termination)	6/8/48	(29,165)

							$3,815,047

CPI-U (NSA)	-	Consumer Price Index All Urban Non-Seasonally Adjusted

HICP	-	Harmonised Indices of Consumer Prices

Inflation Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/ Unrealized Appreciation (Depreciation)
Bank of America, N.A.	USD	19,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.09% (pays upon termination)	4/2/29	$1,240,875

								$1,240,875

CPI-U (NSA)	-	Consumer Price Index All Urban Non-Seasonally Adjusted

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	413,556	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	3.08% (pays upon termination)	1/3/22	$(717,002)	$—	$(717,002)
BRL	417,031	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	3.40% (pays upon termination)	1/3/22	584,625	—	584,625
BRL	34,700	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.59% (pays upon termination)	1/4/27	91,258	—	91,258
CLP	4,565,350	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.03% (pays semi-annually)	2/25/26	288,347	—	288,347
CLP	1,842,670	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.04% (pays semi-annually)	2/25/26	116,175	—	116,175
CLP	9,791,980	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.04% (pays semi-annually)	2/25/26	616,599	—	616,599
CLP	7,600,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.44% (pays semi-annually)	7/30/26	(33,599)	—	(33,599)
CNY	892,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.31% (pays quarterly)	7/28/22	23,750	—	23,750
COP	51,043,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.38% (pays quarterly)	3/30/26	250,119	—	250,119
COP	25,273,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.38% (pays quarterly)	3/30/26	123,272	—	123,272
COP	14,519,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.48% (pays quarterly)	3/31/26	54,096	—	54,096
COP	15,543,300	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.56% (pays quarterly)	4/6/26	46,267	—	46,267
COP	4,505,500	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.82% (pays quarterly)	3/26/28	28,892	—	28,892
COP	5,037,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.82% (pays quarterly)	3/26/28	31,916	—	31,916
COP	3,218,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.83% (pays quarterly)	3/26/28	20,145	—	20,145
EUR	750	Receives	6-month EURIBOR (pays semi-annually)	(0.30)% (pays annually)	6/16/25	(4,266)	(1)	(4,267)
HUF	4,600,000	Receives	6-month HUF BUBOR (pays semi-annually)	2.45% (pays annually)	8/2/26	31,043	—	31,043
MXN	1,081,600	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.54% (pays monthly)	12/15/23	3,139,022	—	3,139,022
MXN	298,383	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.76% (pays monthly)	3/7/24	(267,429)	—	(267,429)
MXN	82,926	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.79% (pays monthly)	3/7/24	(77,394)	—	(77,394)
MXN	393,100	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.63% (pays monthly)	1/9/25	(986,358)	—	(986,358)
MXN	393,300	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.61% (pays monthly)	1/10/25	(994,783)	—	(994,783)
MXN	350,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.29% (pays monthly)	5/2/25	(577,169)	—	(577,169)
THB	384,716	Receives	6-month THB Fixing Rate (pays semi-annually)	1.19% (pays semi-annually)	2/23/28	(185,005)	—	(185,005)
THB	384,716	Receives	6-month THB Fixing Rate (pays semi-annually)	1.19% (pays semi-annually)	2/23/28	(185,005)	—	(185,005)
THB	217,211	Receives	6-month THB Fixing Rate (pays semi-annually)	1.32% (pays semi-annually)	2/25/28	(161,409)	—	(161,409)
THB	192,358	Receives	6-month THB Fixing Rate (pays semi-annually)	1.34% (pays semi-annually)	2/25/28	(151,059)	—	(151,059)
USD	1,010	Receives	3-month USD-LIBOR (pays quarterly)	0.32% (pays semi-annually)	6/11/23	(1,673)	—	(1,673)

Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD 332	Receives	3-month USD-LIBOR (pays quarterly)	0.44% (pays semi-annually)	6/12/25	$2,186	$—	$2,186
USD 1,010	Receives	3-month USD-LIBOR (pays quarterly)	0.36% (pays semi-annually)	6/15/25	9,824	—	9,824
USD 1,316	Receives	3-month USD-LIBOR (pays quarterly)	0.37% (pays semi-annually)	6/23/25	12,954	—	12,954
USD 1,180	Receives	3-month USD-LIBOR (pays quarterly)	0.32% (pays semi-annually)	7/14/25	14,537	—	14,537
USD 1,000	Receives	3-month USD-LIBOR (pays quarterly)	0.50% (pays semi-annually)	6/4/27	22,033	—	22,033
USD 51,000	Receives	3-month USD-LIBOR (pays quarterly)	0.94% (pays semi-annually)	1/7/31	1,261,629	—	1,261,629
USD 11,693	Receives	3-month USD-LIBOR (pays quarterly)	2.50% (pays semi-annually)	9/20/47	(2,351,085)	(98,019)	(2,449,104)
USD 2,450	Pays	3-month USD-LIBOR (pays quarterly)	0.58% (pays semi-annually)	3/11/50	(623,222)	—	(623,222)
USD 2,450	Pays	3-month USD-LIBOR (pays quarterly)	0.62% (pays semi-annually)	3/11/50	(598,215)	—	(598,215)
USD 3,670	Pays	3-month USD-LIBOR (pays quarterly)	0.97% (pays semi-annually)	3/20/50	(588,847)	—	(588,847)
USD 700	Receives	3-month USD-LIBOR (pays quarterly)	0.94% (pays semi-annually)	5/21/50	117,809	—	117,809
USD 5,000	Receives	3-month USD-LIBOR (pays quarterly)	1.18% (pays semi-annually)	6/10/50	557,536	—	557,536
USD 12,450	Pays	3-month USD-LIBOR (pays quarterly)	1.27% (pays semi-annually)	11/4/50	(1,116,214)	—	(1,116,214)
USD 3,750	Receives	3-month USD-LIBOR (pays quarterly)	1.76% (pays semi-annually)	2/12/51	(130,568)	—	(130,568)
USD 3,000	Receives	3-month USD-LIBOR (pays quarterly)	1.24% (pays semi-annually)	3/5/51	285,917	—	285,917
USD 3,000	Pays	3-month USD-LIBOR (pays quarterly)	1.26% (pays semi-annually)	3/5/51	(272,774)	—	(272,774)
USD 12,500	Receives	3-month USD-LIBOR (pays quarterly)	1.70% (pays semi-annually)	3/5/51	(242,534)	(334,143)	(576,677)
ZAR165,000	Pays	3-month ZAR JIBAR (pays quarterly)	5.74% (pays quarterly)	7/29/26	5,210	638	5,848

Total					$(2,530,449)	$(431,525)	$(2,961,974)

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/ Unrealized Appreciation (Depreciation)
Bank of America, N.A.	MYR	61,400	Pays	3-month MYR KLIBOR (pays quarterly)	2.50% (pays quarterly)	7/19/26	$(3,161)
BNP Paribas	MYR	55,800	Pays	3-month MYR KLIBOR (pays quarterly)	2.52% (pays quarterly)	7/16/26	5,171
BNP Paribas	MYR	55,800	Pays	3-month MYR KLIBOR (pays quarterly)	2.52% (pays quarterly)	7/16/26	5,169
BNP Paribas	MYR	92,000	Pays	3-month MYR KLIBOR (pays quarterly)	2.47% (pays quarterly)	7/26/26	(49,599)
Goldman Sachs International	MYR	44,300	Pays	3-month MYR KLIBOR (pays quarterly)	2.52% (pays quarterly)	7/16/26	6,632

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/ Unrealized Appreciation (Depreciation)
Goldman Sachs International	MYR	13,500	Pays	3-month MYR KLIBOR (pays quarterly)	2.50% (pays quarterly)	7/19/26	$(2,080)
Standard Chartered Bank	MYR	99,300	Pays	3-month MYR KLIBOR (pays quarterly)	2.53% (pays quarterly)	7/16/26	26,183
Standard Chartered Bank	MYR	43,900	Pays	3-month MYR KLIBOR (pays quarterly)	2.49% (pays quarterly)	7/19/26	(9,268)

							$(20,953)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Notional Amount (000’s omitted)	Contract Annual Fixed Rate*	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Malaysia	$26,266	1.00% (pays quarterly)(1)	6/20/26	$(643,939)	$691,744	$47,805

Total				$(643,939)	$691,744	$47,805

*	The contract annual fixed rate represents the fixed rate of interest paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Cross-Currency Swaps

Counterparty	Portfolio Receives	Portfolio Pays	Termination Date	Value/ Unrealized Appreciation (Depreciation)
Bank of America, N.A.	1-day Indice Camara Promedio Rate on CLP 1,013,999,193 (pays semi-annually)*	(0.20)% on CLP equivalent of CLF 34,778 (pays semi-annually)*	2/10/31	$133,273
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 1,901,102,998 (pays semi-annually)*	(0.25)% on CLP equivalent of CLF 65,220 (pays semi-annually)*	2/9/31	261,383
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 959,074,478 (pays semi-annually)*	(0.24)% on CLP equivalent of CLF 32,886 (pays semi-annually)*	2/11/31	131,504
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 959,284,060 (pays semi-annually)*	(0.27)% on CLP equivalent of CLF 32,885 (pays semi-annually)*	2/12/31	135,703
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 467,082,022 (pays semi-annually)*	(0.32)% on CLP equivalent of CLF 15,992 (pays semi-annually)*	2/17/31	69,975
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 1,831,709,463 (pays semi-annually)*	(0.15)% on CLP equivalent of CLF 62,683 (pays semi-annually)*	2/19/31	234,988
The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 558,373,067 (pays semi-annually)*	(0.23)% on CLP equivalent of CLF 19,151 (pays semi-annually)*	2/10/31	75,249

Counterparty	Portfolio Receives	Portfolio Pays	Termination Date	Value/ Unrealized Appreciation (Depreciation)
The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 558,512,295 (pays semi-annually)*	(0.20)% on CLP equivalent of CLF 19,151 (pays semi-annually)*	2/11/31	$73,604
The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 558,512,295 (pays semi-annually)*	(0.22)% on CLP equivalent of CLF 19,151 (pays semi-annually)*	2/11/31	74,720
The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 1,117,024,590 (pays semi-annually)*	(0.22)% on CLP equivalent of CLF 38,302 (pays semi-annually)*	2/11/31	150,185
The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 1,117,024,590 (pays semi-annually)*	(0.23)% on CLP equivalent of CLF 38,302 (pays semi-annually)*	2/11/31	151,674
The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 890,207,440 (pays semi-annually)*	(0.30)% on CLP equivalent of CLF 30,517 (pays semi-annually)*	2/12/31	129,489
The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 839,036,096 (pays semi-annually)*	(0.31)% on CLP equivalent of CLF 28,727 (pays semi-annually)*	2/16/31	124,600
The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 559,347,662 (pays semi-annually)*	(0.34)% on CLP equivalent of CLF 19,151 (pays semi-annually)*	2/16/31	85,299
The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 564,044,545 (pays semi-annually)*	(0.21)% on CLP equivalent of CLF 19,307 (pays semi-annually)*	2/18/31	76,099
The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 564,185,100 (pays semi-annually)*	(0.16)% on CLP equivalent of CLF 19,307 (pays semi-annually)*	2/19/31	72,566

				$1,980,311

*

At the termination date, the Portfolio will either pay or receive the USD equivalent of the difference between the initial CLP notional amount and the CLP equivalent of the CLF notional amount on such date.

Abbreviations:

COF	-	Cost of Funds 11th District

EURIBOR	-	Euro Interbank Offered Rate

GDP	-	Gross Domestic Product

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

SOFR	-	Secured Overnight Financing Rate

TBA	-	To Be Announced

Currency Abbreviations:

AUD	-	Australian Dollar

BHD	-	Bahraini Dinar

BRL	-	Brazilian Real

CLF	-	Chilean Unidad de Fomento

CLP	-	Chilean Peso

CNH	-	Yuan Renminbi Offshore

CNY	-	Yuan Renminbi

COP	-	Colombian Peso

EGP	-	Egyptian Pound

EUR	-	Euro

GBP	-	British Pound Sterling

HUF	-	Hungarian Forint

IDR	-	Indonesian Rupiah

ILS	-	Israeli Shekel

INR	-	Indian Rupee

ISK	-	Icelandic Krona

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NOK	-	Norwegian Krone

NZD	-	New Zealand Dollar

OMR	-	Omani Rial

PEN	-	Peruvian Sol

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

SAR	-	Saudi Riyal

SEK	-	Swedish Krona

SGD	-	Singapore Dollar

THB	-	Thai Baht

TRY	-	New Turkish Lira

TWD	-	New Taiwan Dollar

UAH	-	Ukrainian Hryvnia

USD	-	United States Dollar

UZS	-	Uzbekistani Som

ZAR	-	South African Rand

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GOP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The net assets of the Subsidiary at July 31, 2021 were $1,352,833 or 0.1% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including forward commodity contracts and total return swap contracts based on commodity indices, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.

Equity Price Risk: During the fiscal year to date ended July 31, 2021, the Portfolio entered into total return swap contracts to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives, including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions, inflation swaps, cross-currency swaps and options contracts, to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

At July 31, 2021, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

Restricted Securities

At July 31, 2021, the Portfolio owned the following securities (representing 1.7% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Reinsurance Side Cars
Altair VI Reinsurance	12/29/17	1,000	$2,670,333	$251,377
Mt. Logan Re, Ltd., Series 13, Preference Shares	1/2/18	10,000	6,658,283	10,766,457
Mt. Logan Re, Ltd., Series 17, Preference Shares	1/26/21	860	572,931	894,222
Mt. Logan Re, Ltd., Special Investment Series 13, 12/18	1/22/19	2,000	1,446,242	426,116
Mt. Logan Re, Ltd., Special Investment Series 13, 12/19	1/17/20	1,829	1,322,544	636,297
Sussex Capital, Ltd., Designated Investment Series 5, 5/19	5/31/19	249	212,150	39,301
Sussex Capital, Ltd., Designated Investment Series 5, 12/19	1/17/20	791	673,953	117,940
Sussex Capital, Ltd., Designated Investment Series 5, 6/20	6/30/20	434	69,673	105,062
Sussex Capital, Ltd., Designated Investment Series 5, 12/20	1/25/21	292	284,695	150,407
Sussex Capital, Ltd., Designated Investment Series 5, 4/21	4/1/21	247	195,858	199,176
Sussex Capital, Ltd., Series 5, Preference Shares	12/17/18	6,000	4,563,671	6,349,725
Sussex Capital, Ltd., Series 15, Preference Shares	6/1/21	5,000	5,000,000	5,030,329
Sussex Re, Ltd., Series 2020A	1/21/20	4,081,939	208,171	244,100
Sussex Re, Ltd., Series 2021A	1/14/21	4,154,232	3,475,256	4,141,769
Versutus Re, Ltd., Series 2019	1/21/20	220,133	47,833	147,929

Total Restricted Securities			$27,401,593	$29,500,207

The Portfolio invested in issuers that may be deemed to be affiliated with Morgan Stanley. At July 31, 2021, the value of the Portfolio’s investment in affiliated issuers and funds was $512,018,991, which represents 28.8% of the Portfolio’s net assets. Transactions in affiliated issuers and funds by the Portfolio for the fiscal year to date ended July 31, 2021 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/Dividend income	Principal amount/Units, end of period

Commercial Mortgage-Backed Securities
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class D, 4.354%, 8/15/46(1)	$—	$—	$—	$—	$(3,603)	$471,975	$18,900	$5,000,000
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	282,555,462	1,513,288,494	(1,284,296,271)	4,376	(5,045)	511,547,016	268,880	511,547,016

Totals				$4,376	$(8,648)	$512,018,991	$287,780

(1)	May be deemed to be an affiliated issuer as of March 1, 2021.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2021, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$178,365,250	$—	$178,365,250
Closed-End Funds	12,959,190	—	—	12,959,190
Collateralized Mortgage Obligations	—	121,854,012	—	121,854,012
Commercial Mortgage-Backed Securities	—	11,684,940	—	11,684,940
U.S. Government Agency Mortgage-Backed Securities	—	561,815,940	—	561,815,940
Common Stocks	—	11,067,236 *	—	11,067,236
Convertible Bonds	—	4,210,359	—	4,210,359
Foreign Corporate Bonds	—	109,075,179	885,983	109,961,162
Loan Participation Notes	—	—	536,746	536,746
Reinsurance Side Cars	—	—	40,793,904	40,793,904
Sovereign Government Bonds	—	341,647,080	—	341,647,080
Sovereign Loans	—	2,069,649	—	2,069,649
U.S. Government Guaranteed Small Business Administration Loans	—	39,729,027	—	39,729,027
Senior Floating-Rate Loans	—	2,946,229	—	2,946,229
Short-Term Investments —
Affiliated Fund	—	511,547,016	—	511,547,016
Repurchase Agreements	—	10,639,431	—	10,639,431
Sovereign Government Securities	—	65,916,155	—	65,916,155
U.S. Treasury Obligations	—	6,999,773	—	6,999,773
Purchased Interest Rate Swaptions	—	360,586	—	360,586
Total Investments	$12,959,190	$1,979,927,862	$42,216,633	$2,035,103,685
Forward Foreign Currency Exchange Contracts	$—	$8,562,942	$—	$8,562,942
Non-deliverable Bond Forward Contracts	—	240,911	—	240,911
Futures Contracts	345,669	—	—	345,669
Swap Contracts	—	18,651,764	—	18,651,764
Total	$13,304,859	$2,007,383,479	$42,216,633	$2,062,904,971

Liability Description
Securities Sold Short	$—	$(10,559,088)	$—	$(10,559,088)
TBA Sale Commitments	—	(156,060,537)	—	(156,060,537)
Forward Commodity Contracts	—	(545,735)	—	(545,735)
Forward Foreign Currency Exchange Contracts	—	(7,362,848)	—	(7,362,848)
Non-deliverable Bond Forward Contracts	—	(64,297)	—	(64,297)
Futures Contracts	(4,548,565)	—	—	(4,548,565)
Swap Contracts	—	(14,810,872)	—	(14,810,872)
Total	$(4,548,565)	$(189,403,377)	$—	$(193,951,942)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Foreign Corporate Bonds	Investments in Loan Participation Notes	Investments in Reinsurance Side Cars*	Total
Balance as of October 31, 2020	$800,582	$563,847	$36,084,623	$37,449,052
Realized gains (losses)	—	—	178,579	178,579
Change in net unrealized appreciation (depreciation)	172,901	(24,782)	(936,706)	(788,587)
Cost of purchases	—	—	19,328,740	19,328,740
Proceeds from sales, including return of capital	(87,500)	—	(13,861,332)	(13,948,832)
Accrued discount (premium)	—	(2,319)	—	(2,319)
Transfers to Level 3	—	—	—	—
Transfers from Level 3	—	—	—	—

Balance as of July 31, 2021	$885,983	$536,746	$40,793,904	$42,216,633

Change in net unrealized appreciation (depreciation) on investments still held as of July 31, 2021	$172,901	$(24,782)	$959,057	$1,107,176

*	The Portfolio’s investments in Reinsurance Side Cars were primarily valued on the basis of broker quotations.

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of July 31, 2021:

Type of Investment	Fair Value as of July 31, 2021	Valuation Technique	Unobservable Input	Input	Impact to Valuation from an Increase to Input*
Foreign Corporate Bonds	$885,983	Matrix Pricing	Credit Spread to U.S. Treasury	22.31%	Decrease
Loan Participation Notes	536,746	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	2.86%	Decrease

Included in foreign corporate bonds are securities valued at $0 based on their estimated recovery value percentage.

*

Represents the directional change in the fair value of the Level 3 investments that would result in an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report.